UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Point Lobos Capital, LLC

Address:   456 Montgomery Street, 22nd Floor
           San Francisco, CA 94104


Form 13F File Number: 028-14148


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. Todebush
Title:  Chief Operating Officer
Phone:  415-962-1802

Signature,  Place,  and  Date  of  Signing:

/s/ William E. Todebush            San Francisco, CA                  11/7/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $       85,375
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- --------------------- ---------- -------- ---------------------
                                                   VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ -------------- --------- -------- ------------ --- ---- ---------- -------- --------- ------ ----
CAPLEASE INC REIT  0.0   COM            140288101    3,706 1,026,679.00 SH       SOLE                1,026,679      0    0
CLEARWATER PAPER CORP    COM            18538R103    9,734   286,467.00 SH       SOLE                  286,467      0    0
HEALTH NET INC           COM            42222G108   11,894   501,652.00 SH       SOLE                  501,652      0    0
IMATION CORP             COM            45245A107      647    88,445.00 SH       SOLE                   88,445      0    0
MEDCATH CORPORATION      COM            58404W109   19,569 1,409,881.00 SH       SOLE                1,409,881      0    0
NORDION INC              COM            65563C105   30,145 3,417,818.00 SH       SOLE                3,417,818      0    0
ONCOTHYREON INC          COM            682324108      221    36,955.00 SH       SOLE                   36,955      0    0
OWENS-ILLINOIS INC       COM            690768403    2,097   138,700.00 SH       SOLE                  138,700      0    0
SAUER-DANFOSS INC        COM            804137107      944    32,674.00 SH       SOLE                   32,674      0    0
SUNOCO INC               COM            86764P109    6,177   199,200.00 SH       SOLE                  199,200      0    0
TBS INTERNATIONAL PLC-A  CL A SHS       G8657Q104      241   339,381.00 SH       SOLE                  339,381      0    0


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